3. SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative liability	$ 24,366	$ 48,055	$ 54,626
Asset Retirement Obligation	197,904	180,535
Level 3 [Member]
Derivative liability	24,366	48,055
Asset Retirement Obligation	$ 197,904	$ 180,535